Share based payments - Overview (Details)			1 Months Ended		6 Months Ended
	Jun. 25, 2020 EUR (€) EquityInstruments Y	Apr. 14, 2020 EquityInstruments	Jun. 30, 2020 EUR (€) EquityInstruments Y € / shares	Apr. 30, 2020 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2020 EUR (€) € / shares	Jun. 30, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	692,790	692,790	550,090	142,700
Share price			€ 203.80
Exercise price			€ 196.15	€ 119.53	€ 196.15
Time period for beneficiaries to choose contractual term (in days)	60 days
Total share based payment expense | €					€ 35,800,000	€ 17,200,000
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options | €	€ 49,000,000		€ 9,074.00	€ 12,063.00	9,074.00
Share price				€ 20,560.00
Expected volatility			4534.00%	6477.00%
Average expected option life (in years) | Y	10		668	668
Risk-free interest rate			29.00%	18.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options | €	€ 39,600,000		€ 8,796.00	€ 6,231.00	€ 8,796.00
Share price				€ 12,650.00
Expected volatility			4509.00%	4444.00%
Average expected option life (in years) | Y	5		615	4
Risk-free interest rate			31.00%	32.00%